GOODWILL AND INTANGIBLE ASSETS	3 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
GOODWILL AND INTANGIBLE ASSET

NOTE 5. GOODWILL AND INTANGIBLE ASSETS

Goodwill

Changes in the carrying amount of the Company's goodwill are set forth below:

	Orbit Change of Control	Lyocon Acquisition	Total
Balance as of December 31, 2025	$—	$—	$—
Acquisitions	17,487,693	1,775,158	19,262,851
Balance as of March 31, 2026	$17,487,693	$1,775,158	$19,262,851

Intangible Assets Subject to Amortization, Net

The details of the Company's intangible assets subject to amortization are set forth below:

		March 31, 2026
	Weighted-average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Developed technology	5.4 years	$2,441,040	$(96,261)	$2,344,779
Customer relationships	7.3 years	406,840	(11,806)	395,034
Trade names / trademarks	5 years	62,770	(2,615)	60,155
Total		$2,910,650	$(110,682)	$2,799,968

Amortization expense related to intangible assets with finite useful lives was $110,682 and nil for the three months ended March 31, 2026 and 2025, respectively. Based on the Company's amortizable intangible asset balances at March 31, 2026, the Company expects that amortization expense will be as follows for the next five years and thereafter:

Amount
Remainder of 2026	$398,457
2027	531,275
2028	531,275
2029	531,275
2030	531,275
Thereafter	276,411
Total	$2,799,968